Unearned Revenue/Accrued Revenue, detail (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Revenue Arrangement [Line Items]
Current liability	$ 1,956	$ 3,599
Total Unearned Revenue	1,956	3,599
Accrued Revenue [Abstract]
Resulting from revenue earned prior to cash being received - Current asset	87	212
Resulting from varying charter rates - Non Current asset	918	452
Total Accrued Revenue	1,005	664
Cash received in advance of service provided
Deferred Revenue Arrangement [Line Items]
Current liability	1,956	3,265
Deferred revenue resulting from varying charter rates
Deferred Revenue Arrangement [Line Items]
Current liability	$ 0	$ 334